Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Entity Address, Postal Zip Code	76124
Entity Registrant Name	STRATASYS LTD.
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	SSYS
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35751
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	1 Holtzman Street,
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot,
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, Country	IL
Contact Personnel Email Address	rich.garrity@stratasys.com
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	86,109,936
Entity Interactive Data Current	Yes
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Richard Garrity
Entity Address, Postal Zip Code	55343
Entity Address, Address Line One	5995 Opus Parkway
Entity Address, City or Town	Minnetonka,
Entity Address, State or Province	MN
City Area Code	952
Local Phone Number	937-3000